Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Bank balances	₪ 50	₪ 59
Call deposits	1,152	468
Cash and cash equivalents	₪ 1,202	₪ 527	₪ 1,240	₪ 761